Equity - Schedule of Capital Surplus (Detail) - USD ($)	Sep. 30, 2020	Dec. 31, 2019
Equity [abstract]
Arising from issuance of new share capital	$ 108,800,191	$ 108,800,191
Arising from employee share options	6,274,591	6,274,591
Changes in percentage of ownership interests in subsidiary	1,376,349	1,376,349
Equity component of long-term debt (Note 14)	44,579	44,579
Total	$ 116,495,710	$ 116,495,710